OTHER NON-CURRENT LIABILITIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ounce ozt	Dec. 31, 2019 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 28, 2020 USD ($)	Dec. 31, 2018 USD ($)	Sep. 29, 2015 USD ($)
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Borrowings	$ 5,155	$ 5,536				$ 5,738
Proceeds from borrowings, classified as financing activities	0	0
Revenue	12,595	9,717
Gain (Loss) On Remeasurement Of Liability	$ 104	628
Proportion of ownership interest in subsidiary	100.00%
Cost
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Borrowings	$ 5,116
PV Shareholder Loan [Member] | Variable rate
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Basis spread (as percent)			4.00%
PV Shareholder Loan [Member] | Cost
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Borrowings			$ 1,300
PV Shareholder Loan Facility I [Member]
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Proceeds from borrowings, classified as financing activities	104
PV Shareholder Loan Facility I [Member] | Cost
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Borrowings			800
PV Shareholder Loan Facility II [Member] | Cost
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Borrowings			$ 500
Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Shareholder loan	42	0
Revenue	$ 1,613	1,409
Proportion of ownership interest in subsidiary	60.00%
Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Expected initial revenue payments (as percent)	30.00%
Expected revenue payment from contracts with customers, as percent of prevailing spot prices on volume of mineral resources in deliveries thereafter (as percent)	60.00%
Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Revenue	$ 53	43
Deposits from customers							$ 610
Silver | Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt	23,100,000
Silver | Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	75.00%
Initial delivery maximum (in ounces) | ozt	50,000,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	37.50%
Fixed recovery rate (as percent)	70.00%
Gold[member]
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Revenue	$ 11,670	9,186
Gold[member] | Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt	550,000
Gold[member] | Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	7.50%
Initial delivery maximum (in ounces) | ozt	990,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	3.75%
Pascua-Lama | Silver Wheaton Corp.
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Contract liabilities				$ 148	$ 148
Gain (Loss) On Remeasurement Of Liability	$ 104
Pascua-Lama | Silver | Silver Wheaton Corp.
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Goods deliverable under contract (as percent)	25.00%
Deposits from customers	$ 625
Contract duration	3 years
Selling price (in dollars per ounce) | $ / ounce	3.90
Annual inflation adjustment (as percent)	1.00%
Starting period after project period to apply annual inflation adjustment	3 years
Contract liabilities		253			$ 253
Gain (Loss) On Remeasurement Of Liability		$ 628
Lagunas Norte, Pierina and Veladero | Silver | Silver Wheaton Corp.
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Goods deliverable under contract (as percent)	100.00%